Eaton Vance
Floating-Rate Advantage Fund
July 31, 2025 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2025, the value of the Fund’s investment in the Portfolio was $5,306,507,851 and the Fund owned 90.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.3%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.566%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	$1,675	$ 1,697,772
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.872%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	7,000	7,054,516
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.187%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,506,665
Series 2018-1A, Class C, 7.179%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,515,197
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.537%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,621,097
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,522,340
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,040,164
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,005,062
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.187%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,324,522
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 9.222%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,983,515
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 9.225%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,002,607
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.472%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,506,965
Series 2018-1A, Class D, 10.222%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,485,044
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 7.187%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,993,100
Series 2015-3A, Class DR, 9.987%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,805,762
Series 2016-3A, Class DR, 7.688%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,497,596
Series 2016-3A, Class ER, 10.538%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,460,984
Series 2018-1A, Class D, 7.622%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,484,845
Series 2018-1A, Class E, 10.522%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,822,500
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.427%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,233,985
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	$3,000	$ 3,007,893
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.018%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,971,144
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,511,068
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.117%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	999,835
Series 2023-21A, Class D, 9.779%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,497,711
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.279%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,876,316
Series 2016-1A, Class ER, 10.329%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,977,736
Series 2016-2A, Class ER, 10.579%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,453,587
Series 2018-1A, Class D, 7.479%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,003,825
Series 2018-1A, Class E, 10.329%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,757,191
Series 2019-1A, Class ERR, 11.818%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,326,597
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.372%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	5,027,350
Series C17A, Class DR, 10.572%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,482,615
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-4RA, Class C, 7.479%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,756,765
Series 2014-4RA, Class D, 10.229%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,491,167
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.918%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,985,165
Series 2022-6A, Class DR, 9.069%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,807,137
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.187%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,006,437
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.722%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	755,273
Series 2022-4A, Class D, 7.868%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,980
Crown City CLO I, Series 2020-1A, Class DR, 11.587%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	250	247,531

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.429%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	$1,500	$ 1,502,118
Series 2018-55A, Class E, 9.979%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,738
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.179%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,031,360
Series 2015-41A, Class ER, 9.879%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,212,740
Series 2016-42A, Class D1AR, 7.618%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,507,438
Series 2016-42A, Class ERR, 10.818%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,544,810
Empower CLO Ltd., Series 2023-2A, Class D, 9.718%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,013,636
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.39%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,515,665
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.512%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,972,368
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.729%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,545,635
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,432,350
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.918%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	752,780
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.566%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,007,148
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.119%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	3,020,994
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.819%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,621,913
Orion CLO Ltd., Series 2025-6A, Class E, 10/20/38(1)(3)	6,000	6,030,000
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.083%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,980,002
Series 2021-2A, Class ER, 9.418%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	997,668
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,253,720
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.829%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	753,018
Security	Principal Amount (000's omitted)	Value
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.079%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	$1,050	$ 1,039,530
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.529%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,870,600
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.763%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	3,014,673
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.487%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,516,632
Series 2016-1A, Class DR, 10.487%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,130,678
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 10.591%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,180,089
Series 2015-3A, Class CR, 7.737%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,503,830
Series 2015-3A, Class DR, 10.787%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,299,167
Series 2016-3A, Class CR, 7.841%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,002,750
Series 2016-3A, Class DR, 10.671%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,300,214
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.679%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	1,023,827
Total Asset-Backed Securities (identified cost $196,501,088)		$ 195,815,652

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(4)(5)(6)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	199,603	$ 2,894,243
Phoenix Services International LLC(5)(6)	291,132	1,164,528
Phoenix Services International LLC(5)(6)	26,562	106,248
		$ 4,165,019
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(5)(6)	342,076	$ 769,671
		$ 769,671

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(4)(5)(6)	42,551	$ 0
Sprint IntermediateCo BV(4)(5)(6)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(4)(5)(6)	10,660	$ 23,691,423
		$ 23,691,423
Electronics/Electrical — 0.0%†
Skillsoft Corp.(5)(6)	50,519	$ 720,401
		$ 720,401
Entertainment — 0.0%†
New Cineworld Ltd.(5)(6)	113,548	$ 2,576,120
		$ 2,576,120
Health Care — 0.3%
Akorn Holding Co. LLC(4)(5)(6)	792,089	$ 0
Cano Health, Inc.(5)(6)	380,806	1,443,826
Envision Parent, Inc.(5)(6)	953,838	16,334,476
		$ 17,778,302
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,401,999	$ 13,178,791
Serta SSB Equipment Co.(4)(5)(6)	1,401,999	0
		$ 13,178,791
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	138,671	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	60,861	$ 4,511,322
		$ 4,511,322
Oil and Gas — 0.0%
AFG Holdings, Inc.(4)(5)(6)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(5)(6)	107,065	$ 9,325,359
		$ 9,325,359
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(4)(5)(6)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $111,484,313)		$ 76,716,408

Corporate Bonds — 8.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,471,858
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,907,666
6.875%, 12/15/30(1)	15,000	15,557,580
		$ 21,937,104
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$4,825	$ 4,823,616
5.75%, 4/20/29(1)	14,475	14,479,118
United Airlines, Inc., 4.375%, 4/15/26(1)	5,050	5,023,176
		$ 24,325,910
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,222,692
		$ 5,222,692
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 665,811
		$ 665,811
Building and Development — 0.0%†
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,633,292
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	649	646,666
		$ 3,279,958

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 18,234,205
4.625%, 6/1/28(1)	20,575	19,972,903
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	928	932,800
		$ 39,139,908
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,636,483
		$ 10,636,483
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$10,050	$ 9,578,600
7.125%, 10/1/27(1)	1,075	1,092,623
9.75%, 11/15/28(1)	11,400	11,965,155
		$ 22,636,378
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$2,750	$ 2,843,942
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	10,450	10,123,437
		$ 12,967,379
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,708,658
		$ 12,708,658
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$3,350	$ 3,452,473
Aretec Group, Inc., 10.00%, 8/15/30(1)	5,375	5,867,721
		$ 9,320,194
Diversified Telecommunication Services — 1.0%
Altice France SA:
5.125%, 1/15/29(1)	$1,600	$ 1,381,000
5.125%, 7/15/29(1)	20,275	17,607,418
8.125%, 2/1/27(1)	22,500	20,869,055
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	8,675	9,791,906
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	7,097,527
		$ 56,746,906
Security	Principal Amount (000's omitted)	Value
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,729,922
		$ 9,729,922
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 15,245,165
		$ 15,245,165
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,285,307
		$ 5,285,307
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,382,828
		$ 5,382,828
Health Care — 0.7%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,043,850
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	20,183,447
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,610,670
		$ 42,837,967
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$31,975	$ 31,075,703
		$ 31,075,703
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,346,244
		$ 4,346,244
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 685,852
7.00%, 1/15/31(1)	5,250	5,402,917
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,584,032
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	15,029,561
		$ 33,702,362
Internet Software & Services — 0.0%†
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$3,225	$ 2,662,003
		$ 2,662,003

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,475	$ 3,486,617
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,375	20,448,099
		$ 23,934,716
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$12,300	$ 11,913,668
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,931,695
		$ 16,845,363
Professional Services — 0.0%†
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,302,079
		$ 3,302,079
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,555,767
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	5,925	5,906,767
		$ 13,462,534
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,460,373
		$ 6,460,373
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 20,874,732
9.00%, 9/30/29(1)	5,100	5,281,514
GoTo Group, Inc., 5.50%, 5/1/28(1)	3,197	2,699,467
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,812,227
		$ 39,667,940
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 10,117,218
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,432,932
		$ 19,550,150
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,990,684
		$ 3,990,684
Security	Principal Amount (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$7,410	$ 7,450,214
		$ 7,450,214
Total Corporate Bonds (identified cost $507,304,950)		$ 504,518,935

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Income Funds — 0.5%
Eaton Vance Floating-Rate ETF(7)	572,500	$ 28,544,850
Total Exchange-Traded Funds (identified cost $28,846,240)		$ 28,544,850

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(5)	109,603	$ 2,520,869
Series G1(5)	75,723	1,741,629
Total Preferred Stocks (identified cost $3,799,183)		$ 4,262,498

Senior Floating-Rate Loans — 104.9%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace SAU, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,647,677
Air Comm Corp. LLC:
Term Loan, 7.058%, (3 mo. USD Term SOFR + 2.75%), 12/11/31(9)		1,446	1,449,769
Term Loan, 7.064%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		17,310	17,353,738
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.829%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		8,304	8,340,518
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(10)		1,184	952,560

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Novaria Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/6/31		3,901	$ 3,912,619
TransDigm, Inc.:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		26,623	26,731,594
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		31,982	32,132,849
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		7,975	8,018,184
			$ 107,539,508
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		11,965	$ 12,017,281
			$ 12,017,281
Airlines — 0.8%
American Airlines, Inc.:
Term Loan, 6.576%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		43,210	$ 43,090,736
Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 5/28/32		2,993	3,016,814
			$ 46,107,550
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 6/25/32(11)		4,775	$ 4,810,813
Gloves Buyer, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 5/24/32		26,775	26,279,663
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		8,502	8,546,298
			$ 39,636,774
Auto Components — 2.2%
Adient U.S. LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		18,997	$ 19,087,646
Autokiniton U.S. Holdings, Inc., Term Loan, 8.471%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		15,098	14,629,213
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,560,759
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		496	497,001
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,500	15,522,553
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,719	$ 5,149,224
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,562,034
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		10,045	9,602,578
Garrett LX I SARL, Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		6,177	6,207,433
Lippert Colipper, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		4,738	4,767,762
LTI Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 7/29/29		25,658	25,728,873
RealTruck Group, Inc.:
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		7,677	7,112,097
Term Loan, 9.471%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		8,838	8,270,275
			$ 126,697,448
Automobile Components — 0.1%
First Brands Group LLC, Term Loan, 3/30/27(11)		5,950	$ 5,839,687
			$ 5,839,687
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		17,282	$ 17,327,716
MajorDrive Holdings IV LLC:
Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		15,066	14,842,616
Term Loan, 9.946%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,470	1,459,517
			$ 33,629,849
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,339	$ 3,304,155
Celsius Holdings, Inc., Term Loan, 7.541%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		9,375	9,464,860
City Brewing Co. LLC:
Term Loan, 8.079%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		12,846	3,532,617
Term Loan, 10.568%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		7,155	1,967,496
Term Loan - Second Lien, 0.00%, 4/5/28(10)		14,612	45,664

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		36,425	$ 36,551,798
Sazerac Co., Inc., Term Loan, 6.825%, (3 mo. USD Term SOFR + 2.50%), 7/9/32		12,050	12,106,515
			$ 66,973,105
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.721%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		18,642	$ 18,746,530
Grifols Worldwide Operations USA, Inc., Term Loan, 6.483%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		6,310	6,306,880
			$ 25,053,410
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	7,550	$ 8,672,620
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,442	14,491,797
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,731	18,804,113
			$ 41,968,530
Building Products — 0.6%
Cornerstone Building Brands, Inc., Term Loan, 7.692%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		17,645	$ 16,182,998
LHS Borrower LLC, Term Loan, 9.206%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		6,576	6,282,821
MI Windows & Doors LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		11,534	11,563,776
Sport Group Holding GmbH, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,952,164
			$ 35,981,759
Capital Markets — 3.9%
Advisor Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		18,708	$ 18,749,969
AllSpring Buyer LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		8,126	8,160,421
Aretec Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		20,924	20,989,042
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		10,243	10,306,159
Clipper Acquisitions Corp., Term Loan, 6.20%, (1 mo. USD Term SOFR + 1.75%), 3/3/28		3,135	3,111,446
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Edelman Financial Center LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		11,048	$ 11,076,705
EIG Management Co. LLC, Term Loan, 9.353%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		5,029	5,029,008
FinCo I LLC, Term Loan, 6.103%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		16,040	16,058,779
Focus Financial Partners LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		9,321	9,337,844
Franklin Square Holdings LP, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		13,068	13,149,675
Guggenheim Partners LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,673	45,860,908
HighTower Holdings LLC, Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		11,075	11,100,315
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		9,332	9,350,583
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		17,230	17,344,908
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		9,766	9,822,433
Victory Capital Holdings, Inc.:
Term Loan, 6.629%, (3 mo. USD Term SOFR + 2.25%), 7/1/26		10,944	10,976,810
Term Loan, 6.629%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		5,639	5,648,586
			$ 226,073,591
Chemicals — 3.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		3,301	$ 3,316,105
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		9,058	9,066,897
ECO Services Operations Corp., Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		7,374	7,364,910
GEON Performance Solutions LLC, Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		1,272	1,159,128
Groupe Solmax, Inc., Term Loan, 9.307% - 9.223%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR+ 4.75%), 5/29/28		19	16,295
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,900	2,014,331

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd.: (continued)
Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		6,003	$ 5,462,275
INEOS U.S. Finance LLC:
Term Loan, 6.956%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		9,640	9,133,509
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		16,638	15,355,702
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		14,113	13,147,180
Lonza Group AG:
Term Loan, 5.905%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	2,700	2,863,456
Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		11,112	9,962,801
Minerals Technologies, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,443	6,462,790
Momentive Performance Materials, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		10,253	10,294,555
Nobian Finance BV, Term Loan, 7/2/29(11)	EUR	500	568,525
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,234	4,224,565
Rohm Holding GmbH:
Term Loan, 7.333%, (2 mo. EURIBOR + 5.25%), 7.083% cash, 0.25% PIK, 1/31/29	EUR	14,743	16,246,597
Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		17,053	16,555,621
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		15,431	14,673,367
Tronox Finance LLC:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		21,609	19,880,344
Term Loan, 6.796% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		12,772	11,507,548
W.R. Grace & Co.-Conn., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 9/22/28		22,610	22,659,037
			$ 201,935,538
Commercial Services & Supplies — 3.5%
Albion Financing 3 SARL, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 5/21/31		28,798	$ 28,981,372
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		2,618	2,636,943
Belfor Holdings, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		7,489	7,522,258
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,256	$ 14,369,007
Flame Newco LLC, Term Loan, 12.50%, (U.S. (Fed) Prime Rate + 5.00%), 6/30/28		3,695	3,688,967
Foundever Group, Term Loan, 5.66%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	2,901,224
Foundever Worldwide Corp., Term Loan, 8.106%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		15,631	8,521,982
Garda World Security Corp., Term Loan, 7.343%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		14,571	14,589,829
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(11)		3,000	3,015,945
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		24,125	24,185,313
Harsco Corp., Term Loan, 6.721%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		1,277	1,269,869
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		9,234	9,280,547
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		27,325	27,524,336
Luna 2.5 SARL, Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 7/1/32	EUR	4,275	4,903,460
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		10,806	10,657,162
MV Holding GmbH:
Term Loan, 4.401%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	2,025	2,319,387
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		7,850	7,896,629
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		10,888	10,899,167
Service Logic Acquisition, Inc., Term Loan, 7.308% - 7.356%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 10/29/27		1,489	1,494,342
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		8,105	8,166,769
TMF Group Holding BV, Term Loan, 7.036%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,647	7,695,247
			$ 202,519,755
Construction Materials — 1.0%
Knife River HoldCo, Term Loan, 6.31%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,267	$ 3,283,147

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		13,218	$ 13,237,771
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		20,056	20,065,603
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		22,020	22,028,070
			$ 58,614,591
Consumer Finance — 0.5%
CPI Holdco B LLC, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		30,758	$ 30,760,273
			$ 30,760,273
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.146%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		5,278	$ 4,885,346
			$ 4,885,346
Containers & Packaging — 1.6%
Altium Packaging LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,877	$ 8,827,075
Berlin Packaging LLC, Term Loan, 7.558%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		18,930	18,997,184
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.531%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		36,957	36,984,911
Pregis TopCo Corp., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		3,880	3,923,140
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.312%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		7,100	1,196,847
Proampac PG Borrower LLC, Term Loan, 8.318% - 8.324%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		16,379	16,450,270
Trivium Packaging BV, Term Loan, 6.48%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	7,175	8,225,198
			$ 94,604,625
Distributors — 0.7%
Parts Europe SA, Term Loan, 5.274%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	19,225	$ 22,093,466
Phillips Feed Service, Inc., Term Loan, 11.456%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(4)		528	322,149
Rubix Group Midco 3 Ltd., Term Loan, 6.138%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	9,198,661
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Winterfell Financing SARL:
Term Loan, 5.549%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	5,950	$ 6,384,868
Term Loan, 7.124%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,827,635
			$ 40,826,779
Diversified Consumer Services — 1.5%
Ascend Learning LLC:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		21,103	$ 21,136,396
Term Loan - Second Lien, 10.206%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		8,460	8,476,299
Belron Finance 2019 LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 10/16/31		4,963	4,991,655
Belron U.K. Finance PLC, Term Loan, 10/16/31(11)	EUR	2,975	3,413,351
Fugue Finance BV, Term Loan, 1/9/32(11)		8,975	9,022,253
KUEHG Corp., Term Loan, 7.041%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		18,024	18,063,285
Lernen Bidco Ltd., Term Loan, 8.083%, (3 mo. USD Term SOFR + 3.75%), 10/27/31		6,766	6,819,596
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		4,654	4,689,450
Wand NewCo 3, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		13,371	13,358,187
			$ 89,970,472
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	7,480	$ 8,472,151
			$ 8,472,151
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,860,212
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(4)		9,405	173,056
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(4)		10,483	10,483,031
Level 3 Financing, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		16,350	16,519,877
Lumen Technologies, Inc.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		11,908	11,861,363
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		11,908	11,854,874

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Term Loan, 6.956%, (1 mo. USD Term SOFR + 2.50%), 3/31/31		4,843	$ 4,792,469
			$ 61,544,882
Electric Utilities — 0.8%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		18,331	$ 18,442,334
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		24,151	23,781,455
Term Loan, 6/4/32(9)		3,074	3,026,731
			$ 45,250,520
Electrical Equipment — 0.8%
Dynamo Newco II GmbH, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.50%), 9/30/31		8,109	$ 8,156,891
Nvent Electric PLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		14,300	14,393,879
WEC U.S. Holdings Ltd., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		24,145	24,189,286
			$ 46,740,056
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc.:
Term Loan, 7.706%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		1,318	$ 1,320,611
Term Loan, 9/8/32(11)		1,850	1,851,535
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,238	15,218,869
II-VI, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/2/29		1,211	1,215,576
Ingram Micro, Inc., Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		2,455	2,469,985
Range Red Operating, Inc.:
Term Loan, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		4,296	4,281,832
Term Loan - Second Lien, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		16,279	16,225,028
Sector Alarm Holding AS, Term Loan, 5.511%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	573,313
Verifone Systems, Inc., Term Loan, 10.07%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		9,338	9,040,274
Viavi Solutions, Inc., Term Loan, 6/15/32(11)		8,275	8,316,416
			$ 60,513,439
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(4)		2,669	$ 355,024
Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(4)		23,115	3,074,314
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31		17,925	18,005,775
			$ 21,435,113
Engineering & Construction — 1.6%
American Residential Services LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/2/32		11,060	$ 11,097,713
APi Group DE, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		12,338	12,342,129
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		10,517	8,773,175
Azuria Water Solutions, Inc.:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		24,639	24,759,555
Term Loan, 5/17/28(9)		825	828,716
Construction Partners, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,492	6,530,258
Crown Subsea Communications Holding, Inc., Term Loan, 7.818%, (3 mo. USD Term SOFR + 3.50%), 1/30/31		6,484	6,534,978
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		25,336	25,516,878
			$ 96,383,402
Entertainment — 2.1%
Creative Artists Agency LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		5,475	$ 5,486,984
Dorna Sports SL, Term Loan, 7/29/32(11)	EUR	2,725	3,122,410
EOC Borrower LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		45,825	45,989,741
Playtika Holding Corp., Term Loan, 7.221%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		22,843	22,687,406
Pretzel Parent, Inc., Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		12,643	12,668,599
Renaissance Holding Corp., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/5/30		16,864	15,602,326

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Varsity Brands, Inc., Term Loan, 7.58%, (3 mo. USD Term SOFR + 3.25%), 8/26/31		16,553	$ 16,617,583
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	436,161
			$ 122,611,210
Financial Services — 1.3%
NCR Atleos LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		10,866	$ 10,982,607
Orion U.S. Finco, Inc., Term Loan, 5/20/32(11)		9,125	9,178,244
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		15,592	15,682,157
Stepstone Group Midco 2 GmbH, Term Loan, 8.608% - 8.651%, (3 mo. USD Term SOFR + 4.50%), 12/19/31		10,025	9,771,267
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		9,925	9,937,531
Walker & Dunlop, Inc., Term Loan, 6.34%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		9,401	9,448,445
WEX, Inc.:
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		7,411	7,412,405
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,928	3,926,820
			$ 76,339,476
Food Products — 1.0%
Artisan Newco BV, Term Loan, 5.961%, (3 mo. EURIBOR + 4.00%), 4/1/32	EUR	495	$ 569,901
CHG PPC Parent LLC, Term Loan, 7.471%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,118	6,136,726
Del Monte Foods, Inc.:
DIP Loan, 5.329%, (3 mo. USD Term SOFR + 1.00%), 4/2/26		2,841	2,628,308
Term Loan, 5.292%, (3 mo. USD Term SOFR + 1.00%), 4/2/26		3,365	2,355,333
Term Loan, 12.429%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		1,836	829,813
Term Loan, 15.474%, (3 mo. USD Term SOFR + 11.00%), 12.474% cash, 3.00% PIK, 8/2/28		2,653	1,199,255
Term Loan - Second Lien, 0.00%, 8/2/28(10)		6,459	758,977
Froneri Lux Finco SARL, Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		8,595	8,538,498
Monogram Food Solutions LLC, Term Loan, 8.471%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		1,738	1,748,927
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Newly Weds Foods, Inc., Term Loan, 6.59%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,950	$ 12,982,375
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		14,032	14,064,573
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.457%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	5,500	7,256,020
			$ 59,068,706
Gas Utilities — 0.2%
CQP Holdco LP, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		12,874	$ 12,903,123
			$ 12,903,123
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32(9)		748	$ 752,775
Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		10,477	10,538,845
			$ 11,291,620
Health Care Equipment & Supplies — 1.2%
Bausch & Lomb Corp., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		15,120	$ 15,202,851
Bayou Intermediate II LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		11,908	11,947,581
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		21,161	20,843,314
Medline Borrower LP, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		24,120	24,180,314
			$ 72,174,060
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,601	$ 14,710,105
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.296%, (3 mo. USD Term SOFR + 8.00%), 10.046% cash, 2.25% PIK, 1/15/26		17,836	16,275,413
Cano Health LLC:
Term Loan, 12.296%, (3 mo. USD Term SOFR + 8.00%), 6/28/28(9)		3,440	2,945,831
Term Loan, 13.796%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,682	1,436,150
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		5,141	1,799,414

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare SAS:
Term Loan, 5.601%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	4,450	$ 3,692,586
Term Loan, 5.851%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	975	808,694
Ceva Sante Animale:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	5,453,669
Term Loan, 7.05%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,194	8,231,942
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		7,748	7,753,923
Concentra Health Services, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,751	4,782,346
Electron BidCo, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		5,187	5,204,843
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		20,693	20,812,330
Hanger, Inc.:
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		11,437	11,485,825
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		1,476	1,482,799
IVC Acquisition Ltd.:
Term Loan, 6.014%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	23,915,083
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		13,544	13,633,030
MED ParentCo LP:
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		40	39,736
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		15,683	15,775,213
Medical Solutions Holdings, Inc.:
Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,906	8,278,861
Term Loan - Second Lien, 11.408%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	3,859,375
Mehilainen Yhtiot OYJ, Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	11,575	13,274,110
Midwest Physician Administrative Services LLC, Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		12,842	11,770,158
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.206%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		20,065	19,604,849
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		572	558,902
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan - Second Lien, 11.646%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		6,475	$ 6,176,891
Pacific Dental Services LLC, Term Loan, 7.101%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		15,413	15,492,866
Phoenix Guarantor, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		21,809	21,857,560
Radnet Management, Inc., Term Loan, 6.58%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		13,222	13,259,015
Raven Acquisition Holdings LLC:
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		29,890	29,914,020
Term Loan, 11/19/31(9)		2,140	2,142,071
Select Medical Corp., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,808	11,807,663
Sound Inpatient Physicians, Term Loan - Second Lien, 9.557%, (3 mo. USD Term SOFR + 5.00%), 8.057% cash, 1.50% PIK, 6/28/28		2,235	2,101,834
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,975,159
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		9,542	9,482,193
U.S. Anesthesia Partners, Inc., Term Loan, 8.687%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		8,329	8,258,285
			$ 341,052,744
Health Care Technology — 2.3%
athenahealth Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		46,629	$ 46,650,046
Certara LP, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		9,143	9,188,774
Cotiviti Corp., Term Loan, 7.079%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		14,391	14,371,432
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		22,066	22,152,565
PointClickCare Technologies, Inc., Term Loan, 7.082%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		20,134	20,177,810
Project Ruby Ultimate Parent Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		9,439	9,462,643
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		2,601	2,358,024
Waystar Technologies, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		12,102	12,152,644
			$ 136,513,938

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 4.8%
1011778 BC Unlimited Liability Co., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		41,977	$ 41,934,105
Betclic Everest Group, Term Loan, 5.138%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	5,725	6,576,683
Caesars Entertainment, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		29,847	29,850,918
Fertitta Entertainment LLC, Term Loan, 7.601%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		34,518	34,586,265
Flutter Financing BV, Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		38,205	38,138,266
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	8,900	10,213,299
Term Loan, 7/30/32(11)		3,073	3,078,286
Herschend Entertainment Co. LLC, Term Loan, 7.603%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		5,075	5,125,217
Horizon U.S. Finco LP, Term Loan, 9.058%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		19,115	18,860,222
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		8,402	8,409,321
Light & Wonder International, Inc., Term Loan, 6.593%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,787	7,813,900
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		23,507	23,418,552
Scientific Games Holdings LP, Term Loan, 4/4/29(11)		6,000	6,004,320
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,136	19,152,407
Station Casinos LLC, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 3/14/31		5,802	5,814,645
Voyager Parent LLC, Term Loan, 7/1/32(11)		22,875	22,923,953
			$ 281,900,359
Household Durables — 1.4%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		14,427	$ 10,951,226
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		19,105	18,477,828
Madison Safety & Flow LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		2,129	2,141,364
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,325	12,335,291
Serta Simmons Bedding LLC:
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,524	19,189,493
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Serta Simmons Bedding LLC: (continued)
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,228	$ 2,230,890
Somnigroup International, Inc., Term Loan, 6.55%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		19,493	19,565,744
			$ 84,891,836
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		26,500	$ 22,701,408
			$ 22,701,408
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/31/30		10,466	$ 10,485,680
Calpine Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		21,153	21,179,843
Cogentrix Finance Holdco I LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/26/32		4,988	5,000,991
Invenergy Thermal Operating I LLC:
Term Loan, 5/17/32(11)		14,953	15,125,086
Term Loan, 5/17/32(11)		997	1,008,339
Talen Energy Supply LLC, Term Loan, 6.808%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,985	2,995,492
			$ 55,795,431
Industrial Conglomerates — 0.4%
Ammeraal Beltech Holding BV, Term Loan, 6.98%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	$ 10,262,231
Rain Carbon GmbH, Term Loan, 7.023%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	15,990,738
			$ 26,252,969
Insurance — 6.1%
Acrisure LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,311	$ 18,336,308
Alera Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		26,825	26,974,281
Alliant Holdings Intermediate LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		57,775	57,843,926
AmWINS Group, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		43,262	43,341,930

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
AssuredPartners, Inc., Term Loan, 7.858%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		31,354	$ 31,453,158
Broadstreet Partners, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		28,887	28,941,446
Financiere CEP SAS, Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	7,147,316
HUB International Ltd., Term Loan, 6.826%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		40,418	40,513,181
IMA Financial Group, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		2,992	3,000,318
Ryan Specialty Group LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		15,646	15,685,491
Siaci Saint Honore, Term Loan, 7/23/32(11)	EUR	13,425	15,312,636
Trucordia Insurance Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		12,425	12,514,336
Truist Insurance Holdings LLC:
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,916,120
Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,424,079
USI, Inc.:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		13,863	13,868,251
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,823	16,818,650
			$ 355,091,427
Interactive Media & Services — 0.9%
Aragorn Parent Corp., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		11,180	$ 11,280,461
Foundational Education Group, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 8/31/28		3,495	3,197,636
Twitter, Inc., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		36,945	36,064,629
			$ 50,542,726
IT Services — 4.6%
Asurion LLC:
Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		21,163	$ 21,025,100
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		7,209	7,152,942
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		17,660	17,032,364
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		4,375	4,124,816
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Chrysaor Bidco SARL:
Term Loan, 7.329%, (3 mo. USD Term SOFR + 3.00%), 10/30/31		24,099	$ 24,273,305
Term Loan, 10/30/31(9)		1,791	1,804,141
Endure Digital, Inc., Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		33,140	24,440,998
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		16,658	16,455,202
Go Daddy Operating Co. LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		38,304	38,373,999
Informatica LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		33,717	33,949,182
Iron Mountain, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		7,829	7,840,854
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		13,654	13,535,959
Rackspace Finance LLC:
Term Loan, 10.711%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		13,479	13,654,390
Term Loan - Second Lien, 7.211%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		18,033	9,460,934
Sedgwick Claims Management Services, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		31,739	31,813,942
Shift4 Payments LLC, Term Loan, 7.079%, (3 mo. USD Term SOFR + 2.75%), 6/30/32		3,350	3,375,828
Virtusa Corp., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,975	1,976,234
			$ 270,290,190
Leisure Products — 0.8%
Accell Group NV, Term Loan, 9.468%, (3 mo. EURIBOR + 7.00%), 5/31/30	EUR	649	$ 485,270
GSM Holdings, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,877	9,552,011
Hayward Industries, Inc., Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		9,092	9,125,717
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		27,969	28,109,015
Sprint Holdco BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	593	251,611
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	341	22,587
Sprint MidCo BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	572	13,216

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Sprint MidCo BV: (continued)
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	398	$ 12,619
			$ 47,572,046
Life Sciences Tools & Services — 0.4%
Loire Finco Luxembourg SARL:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 1/21/30	EUR	4,025	$ 4,628,398
Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30		3,433	3,474,262
Normec 1 BV, Term Loan, 5.383%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,147,932
Sotera Health Holdings LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		13,915	13,975,897
			$ 23,226,489
Machinery — 5.9%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		7,032	$ 7,041,166
AI Aqua Merger Sub, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		30,312	30,331,416
Alliance Laundry Systems LLC, Term Loan, 6.858%, (1 mo. USD Term SOFR + 2.50%), 8/19/31		12,432	12,432,046
Apex Tool Group LLC:
Term Loan, 14.323%, (3 mo. USD Term SOFR + 14.32%), 7.50% cash, 6.823% PIK, 2/8/30		14,228	10,955,340
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29		5,976	5,194,352
Barnes Group, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		15,461	15,499,903
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(11)	EUR	10,150	11,478,289
Clark Equipment Co., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,261	7,301,090
Cleanova U.S. Holdings LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		7,175	7,139,125
Conair Holdings LLC, Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		25,578	19,023,963
CPM Holdings, Inc., Term Loan, 8.829%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,152	12,956,228
Crown Equipment Corp., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		13,134	13,203,807
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		4,231	4,257,084
Delachaux Group SA, Term Loan, 5.276%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,683,623
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP:
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30		6,744	$ 6,757,419
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 8/4/31		5,134	5,143,226
Engineered Machinery Holdings, Inc.:
Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,670	13,391,871
Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		20,483	20,616,253
Term Loan - Second Lien, 10.557%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,719,678
Term Loan - Second Lien, 11.057%, (3 mo. USD Term SOFR + 6.50%), 5/21/29		1,621	1,630,242
Gates Global LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		15,177	15,173,660
Icebox Holdco III, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		5,017	5,043,504
INNIO Group Holding GmbH, Term Loan, 5.621%, (1 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	2,539,845
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		22,672	22,712,049
Pro Mach Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		7,214	7,242,446
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	2,494	2,858,299
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		23,026	23,094,095
SPX Flow, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		6,705	6,730,472
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	11,450	13,101,883
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		20,927	21,065,660
Zephyr German BidCo GmbH, Term Loan, 5.098%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	8,850	10,104,059
			$ 343,422,093
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,830	$ 7,814,479
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,089	7,097,351
Emerald X, Inc., Term Loan, 8.108%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		2,900	2,925,970

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Fleet Midco I Ltd., Term Loan, 6.805%, (6 mo. USD Term SOFR + 2.50%), 2/21/31	8,846	$ 8,879,450
Hubbard Radio LLC, Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	6,646	3,788,319
iHeartCommunications, Inc., Term Loan, 10.246%, (1 mo. USD Term SOFR + 5.78%), 5/1/29	4,057	3,365,864
		$ 33,871,433
Metals/Mining — 1.4%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,304	$ 3,255,539
Arsenal AIC Parent LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	18,105	18,178,225
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	12,544	12,601,075
PMHC II, Inc., Term Loan, 8.729%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	16,707	14,173,550
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	6,229	6,026,873
Zekelman Industries, Inc., Term Loan, 6.578%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	28,379	28,428,596
		$ 82,663,858
Oil, Gas & Consumable Fuels — 1.9%
Epic Crude Services LP, Term Loan, 6.829%, (3 mo. USD Term SOFR + 2.50%), 10/15/31	7,330	$ 7,379,389
Freeport LNG Investments LLLP, Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	11,043	11,074,814
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	6,193	6,200,826
Hilcorp Energy I LP, Term Loan, 6.343%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	10,823	10,866,870
ITT Holdings LLC, Term Loan, 6.824%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	12,636	12,677,312
Matador Bidco SARL, Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	40,871	41,248,151
Natgasoline LLC, Term Loan, 9.856%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	6,907	6,941,095
Oxbow Carbon LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	6,965	6,973,212
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	6,225	6,258,708
		$ 109,620,377
Borrower/Description	Principal Amount* (000's omitted)		Value
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		16,476	$ 16,500,635
			$ 16,500,635
Pharmaceuticals — 1.3%
Aenova Holding GmbH, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	3,450	$ 3,947,690
Amneal Pharmaceuticals LLC, Term Loan, 8/1/32(11)		6,825	6,840,629
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		18,600	18,273,105
Jazz Financing Lux SARL, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,013	9,058,961
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		24,334	25,026,196
Nidda Healthcare Holding AG, Term Loan, 5.424%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	8,700	9,975,794
Recipharm AB, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	3,275	3,734,307
			$ 76,856,682
Professional Services — 5.4%
AAL Delaware Holdco, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		14,423	$ 14,470,207
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		9,837	9,910,442
Term Loan, 7.818%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(9)		1,513	1,524,683
APFS Staffing Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,539	3,181,759
Apleona Holding GmbH, Term Loan, 5.458%, (3 mo. EURIBOR + 3.45%), 4/28/28	EUR	4,275	4,908,095
Boots Group Bidco Ltd.:
Term Loan, 7/16/32(11)	EUR	8,925	10,231,701
Term Loan, 7/16/32(11)		19,625	19,637,364
Term Loan, 7/16/32(11)	GBP	1,500	1,997,952
Camelot U.S. Acquisition LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		18,643	18,659,754
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		7,735	7,746,691
Term Loan, 3/31/32(9)		1,790	1,793,215
CoreLogic, Inc.:
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		17,024	17,005,739

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CoreLogic, Inc.: (continued)
Term Loan - Second Lien, 10.971%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	$ 1,498,881
Corporation Service Co., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		13,892	13,888,887
Deerfield Dakota Holding LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/9/27		10,772	10,692,805
EAB Global, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		16,143	16,098,603
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		4,595	3,534,119
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		18,956	4,825,900
First Advantage Holdings LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		23,608	23,723,219
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	8,275	9,530,022
Grant Thornton Advisors LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		23,534	23,580,406
iSolved, Inc., Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 10/14/30		8,201	8,240,678
Mermaid Bidco, Inc., Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		20,271	20,327,596
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,974	7,680,859
PHM Group Holding OYJ, Term Loan, 5.461%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,526,004
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.638%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,275	9,515,196
Tempo Acquisition LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		2,289	2,285,119
Trans Union LLC:
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		8,535	8,553,476
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		26,195	26,248,602
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,356	4,801,712
			$ 313,619,686
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		10,554	$ 10,631,887
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		7,589	7,642,683
Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		10,470	$ 10,496,395
			$ 28,770,965
Road & Rail — 1.0%
Avis Budget Car Rental LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		32,035	$ 31,929,600
Hertz Corp.:
Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,202	6,100,306
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		5,941	5,055,071
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		1,166	992,382
Kenan Advantage Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		16,568	16,521,125
			$ 60,598,484
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc., Term Loan - Second Lien, 9.578%, (12 mo. USD Term SOFR + 5.60%), 2/1/30		7,300	$ 7,026,250
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(10)		4,374	1,707,949
MaxLinear, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		3,250	3,022,500
MKS Instruments, Inc., Term Loan, 6.353%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		22,640	22,677,122
			$ 34,433,821
Software — 12.9%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		58,508	$ 58,625,809
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(10)		10,114	2,873,052
Term Loan, 0.00%, 10/25/28(10)		14,888	182,969
Term Loan, 0.00%, 10/25/29(10)		16,922	465,350
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		31,691	31,780,159
Boxer Parent Co., Inc.:
Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		13,085	13,100,432
Term Loan - Second Lien, 10.083%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		9,707	9,609,953
Cegid Group SAS:
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,114,324

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Cegid Group SAS: (continued)
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	$ 5,886,052
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		14,297	11,688,053
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		37,824	37,931,489
Cloudera, Inc.:
Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		36,109	34,743,662
Term Loan - Second Lien, 10.456%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,913,241
Clover Holdings 2 LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 12/9/31		15,012	15,015,453
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(12)		3,159	3,154,791
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		12,784	12,386,825
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		7,649	7,654,074
E2open LLC, Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		19,705	19,760,911
ECI Macola Max Holding LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		28,372	28,486,230
Epicor Software Corp., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		68,530	68,728,689
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		11,817	11,704,034
Gen Digital, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		28,523	28,516,245
GoTo Group, Inc., Term Loan, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28		13,147	11,634,679
IGT Holding IV AB:
Term Loan, 4.88%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,375,882
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		1,632	1,648,858
Marcel LUX IV SARL:
Term Loan, 5.414%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	9,150	10,506,141
Term Loan, 7.31%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		31,948	32,227,368
McAfee LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		34,591	33,524,515
Mosel Bidco SE, Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,769,907
N-Able International Holdings II LLC, Term Loan, 7.344%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,602	1,608,408
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		14,492	$ 12,175,676
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,502,644
Open Text Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		14,870	14,892,417
Polaris Newco LLC:
Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 6/2/28	EUR	8,999	9,892,246
Term Loan, 8.32%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		7,632	7,501,308
Project Alpha Intermediate Holding, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		12,564	12,609,284
Project Boost Purchaser LLC, Term Loan, 7.069%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		17,631	17,645,170
Proofpoint, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		6,148	6,165,543
Questel Unite SAS, Term Loan, 5.98%, (3 mo. EURIBOR + 4.00%), 3/5/32	EUR	500	573,453
RealPage, Inc.:
Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		20,807	20,807,286
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,436	5,457,523
Sabre GLBL, Inc.:
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		723	721,815
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,217	2,212,029
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		633	632,217
Term Loan, 9.456%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		948	945,912
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	12,890,131
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,087	2,994,434
SkillSoft Corp., Term Loan, 9.721%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,634	13,706,021
SolarWinds Holdings, Inc., Term Loan, 8.34%, (1 mo. USD Term SOFR + 4.00%), 4/16/32		27,400	27,126,000
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		41,846	41,888,906
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12.296% cash, 4.50% PIK, 12/9/29		8,550	8,643,355
Vision Solutions, Inc.:
Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,992	17,471,171

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Vision Solutions, Inc.: (continued)
Term Loan - Second Lien, 11.82%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	$ 1,410,000
			$ 754,482,096
Specialty Retail — 2.4%
Applegreen Ireland, Term Loan, 7.026%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,159,031
Apro LLC, Term Loan, 8.088%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		7,667	7,668,673
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	155,989
EG America LLC, Term Loan, 7.833%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		3,927	3,946,299
Etraveli Holding AB, Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	14,622	16,771,182
Great Outdoors Group LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,570	19,614,325
Harbor Freight Tools USA, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		21,786	21,349,495
Homeserve USA Holding Corp., Term Loan, 6.351%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		18,787	18,782,744
Les Schwab Tire Centers, Term Loan, 6.833% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		15,861	15,891,037
LIDS Holdings, Inc., Term Loan, 9.964%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		2,254	2,242,606
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		2,157	2,162,610
Speedster Bidco GmbH:
Term Loan, 5.879%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	11,075	12,713,922
Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		15,611	15,682,373
			$ 138,140,286
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 6.98%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	7,860	$ 5,283,229
			$ 5,283,229
Trading Companies & Distributors — 3.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.099%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		30,973	$ 31,022,558
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
CD&R Hydra Buyer, Inc., Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		15,930	$ 15,932,874
Core & Main LP:
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28		8,100	8,136,688
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		12,848	12,904,272
DXP Enterprises, Inc., Term Loan, 8.106%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		8,991	9,054,619
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		7,327	7,087,446
Herc Holdings, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		4,775	4,800,881
Kodiak Building Partners, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,727	1,674,365
Paint Intermediate III LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		6,584	6,593,803
Patagonia Bidco Ltd., Term Loan, 9.709%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,050	23,722,827
Quimper AB:
Term Loan, 5.689%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,775	5,481,950
Term Loan, 3/29/30(11)	EUR	4,825	5,539,353
QXO, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 4/30/32		1,000	1,009,800
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		39,516	35,045,794
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		32,644	32,637,225
Windsor Holdings III LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,259	15,290,108
			$ 215,934,563
Transportation Infrastructure — 0.4%
Brown Group Holding LLC:
Term Loan, 6.808% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		5,044	$ 5,058,900
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,234	17,278,250
			$ 22,337,150

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., Term Loan, 14.106%, (3 mo. USD Term SOFR + 9.65%), 11.856% cash, 2.25% PIK, 5/25/27	20,535	$ 20,637,700
		$ 20,637,700
Total Senior Floating-Rate Loans (identified cost $6,315,758,425)		$ 6,139,368,250

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(13)	172,211,723	$ 172,211,723
Total Short-Term Investments (identified cost $172,211,723)		$ 172,211,723
Total Investments — 121.7% (identified cost $7,335,905,922)		$ 7,121,438,316
Less Unfunded Loan Commitments — (0.3)%		$ (16,039,280)
Net Investments — 121.4% (identified cost $7,319,866,642)		$ 7,105,399,036
Other Assets, Less Liabilities — (21.4)%		$(1,252,994,347)
Net Assets — 100.0%		$ 5,852,404,689
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $671,273,703 or 11.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2025.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Affiliated company.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2025, the total value of unfunded loan commitments is $15,500,263.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	218,111,945	EUR	185,407,318	Standard Chartered Bank	8/4/25	$ 6,525,213	$ —
EUR	10,000,000	USD	11,641,600	State Street Bank and Trust Company	8/29/25	—	(210,686)
USD	22,211,922	EUR	19,552,371	State Street Bank and Trust Company	8/29/25	—	(138,226)
USD	55,293,742	EUR	48,663,681	State Street Bank and Trust Company	8/29/25	—	(333,294)
USD	65,015,095	EUR	57,210,742	State Street Bank and Trust Company	8/29/25	—	(382,015)
USD	31,989,837	GBP	23,745,760	Standard Chartered Bank	8/29/25	622,470	—
USD	212,613,339	EUR	185,407,318	Standard Chartered Bank	9/2/25	619,462	—
USD	5,873,708	EUR	5,000,000	Deutsche Bank AG	9/30/25	146,160	—
USD	101,242,703	EUR	86,025,118	State Street Bank and Trust Company	9/30/25	2,700,097	—
						$10,613,402	$(1,064,221)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	$31,500	5.00% (pays quarterly)(1)	1.54%	6/20/30	$2,467,013	$(2,383,634)	$83,379
Total	$31,500				$2,467,013	$(2,383,634)	$83,379
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $31,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return, to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
 At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $200,756,573, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 28,846,240	$ —	$ —	$(301,390)	$ 28,544,850	$1,043,498	572,500
Short-Term Investments
Liquidity Fund, Institutional Class(1)	90,192,805	2,277,061,896	(2,195,042,978)	—	—	172,211,723	3,610,352	172,211,723
Total				$ —	$(301,390)	$200,756,573	$4,653,850
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 195,815,652	$ —	$ 195,815,652
Common Stocks	720,401	52,304,584	23,691,423	76,716,408
Corporate Bonds	—	504,518,935	—	504,518,935
Exchange-Traded Funds	28,544,850	—	—	28,544,850
Preferred Stocks	—	4,262,498	—	4,262,498
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,107,968,836	15,360,134	6,123,328,970
Warrants	—	—	0	0
Short-Term Investments	172,211,723	—	—	172,211,723
Total Investments	$201,476,974	$6,864,870,505	$39,051,557	$7,105,399,036

Senior Debt Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 10,613,402	$ —	$ 10,613,402
Swap Contracts	—	2,467,013	—	2,467,013
Total	$201,476,974	$6,877,950,920	$39,051,557	$7,118,479,451
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,064,221)	$ —	$ (1,064,221)
Total	$ —	$ (1,064,221)	$ —	$ (1,064,221)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
Investment Valuation - Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Credit Default Swaps - When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts  for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization.  For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.